Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) facility	Mar. 31, 2024 USD ($) customer	Sep. 30, 2022 facility	Dec. 31, 2024 USD ($) facility customer	Dec. 31, 2023 USD ($) customer facility	Dec. 31, 2022 USD ($) customer facility
Service Revenue
Foreign exchange losses					$ 600	$ 200	$ 1,000
Research and development expense, amount reimbursed as a reduction to costs		$ 300			300
Reimbursed amount					$ 400	$ 400	$ 0
Number Of Leased Facilities | facility		2		2	2	2	2
Cloud computing costs, capitalized		$ 1,200			$ 1,200
Total revenues	$ 30,333		$ 32,066		$ 137,421	$ 122,368	$ 105,522
Expected dividend yield (as a percent)					0.00%
Advertising Expense					$ 500	$ 300	$ 300
Customers outside the United States | Accounts Receivable | Customer Concentration Risk
Service Revenue
Revenue as a percentage of total revenue					40.00%	38.00%
One customer | Accounts Receivable | Customer Concentration Risk
Service Revenue
Number Of Customers With High Percent Of Total Revenue | customer						1
Revenue as a percentage of total revenue						10.00%
Total revenues						$ 3,600
One customer | Revenue Benchmark | Customer Concentration Risk
Service Revenue
Number Of Customers With High Percent Of Total Revenue | customer						1	1
Revenue as a percentage of total revenue						10.00%	10.00%
Total revenues						$ 14,000	$ 13,700
Customer | Accounts Receivable | Customer Concentration Risk
Service Revenue
Number Of Customers With High Percent Of Total Revenue | customer	0				0
Revenue as a percentage of total revenue	10.00%				10.00%
Customer | Revenue Benchmark | Customer Concentration Risk
Service Revenue
Number Of Customers With High Percent Of Total Revenue | customer	0		0		0
Revenue as a percentage of total revenue	10.00%		10.00%		10.00%
Minimum
Service Revenue
Period of payment					30 days
Maximum
Service Revenue
Period of payment					45 days